SIGNIFICANT ACCOUNTING POLICIES (Schedule of Assets and Liablities Measured at Fair Value on a Recurring Basis) (Details) (Fair Value, Measurements, Recurring [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currencies derivatives assets	$ 151
Total assets	151
Foreign currencies derivatives liabilities		(87)
Total liabilities		(87)
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currencies derivatives assets
Total assets
Foreign currencies derivatives liabilities
Total liabilities
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currencies derivatives assets	151
Total assets	151
Foreign currencies derivatives liabilities		(87)
Total liabilities		(87)
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currencies derivatives assets
Total assets
Foreign currencies derivatives liabilities
Total liabilities